Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of estimated useful lives of property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Estimated useful life
Electronic equipment	2-3 years
AI related equipment	3 years
Office equipment and fixtures	5 years
Motor vehicles	4 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of intangible assets	The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-11 years
Online game licenses	1-5 years
User base	1 year
Domain names	1-10 years
Platform	5-6 years

Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenues disaggregated by revenue source:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues:
Internet business
Online advertising	855,430	354,604	355,289	51,512
Internet value-added services	525,476	299,155	342,098	49,600
AI and others
Advertising agency services	84,993	61,588	83,111	12,050
Multi-cloud Management Services	3,501	41,443	77,956	11,303
Technical consulting service and others	35,504	17,236	20,323	2,946
Sale of AI hardware products	47,741	10,590	5,289	767
Total consolidated revenues	1,552,645	784,616	884,066	128,178